Debt and Capital Structure - Additional Information (Details) $ in Millions, $ in Millions		9 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 CAD ($) $ / bbl	Dec. 31, 2025	Sep. 30, 2025 USD ($)	Jul. 15, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 338	$ 338				$ 355
Current borrowings	0	$ 0				173
Maximum debt to capitalization ratio			65.00%
Target net debt to adjusted EBITDA ratio		1.0
Target net debt	4,000	$ 4,000
Average crude oil price | $ / bbl		45.00
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	$ 0				173	$ 120
Undrawn borrowing facilities, outstanding	$ 313	313		$ 225
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Share of equity investment	50.00%
Uncommitted Demand Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 0	0				0
Committed Credit Facilities, Maturing November 10, 2025
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity	3,300	3,300
Committed Credit Facilities, Maturing November 10, 2026
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity	2,200	2,200
Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities, outstanding	0	0				0
U.S. Dollar Denominated Unsecured Notes | Five Point Three Eight Percentage Due July 15, 2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate					5.38%
Repayment of principal					$ 133
Maximum
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity	1,500	1,500				$ 1,700
Maximum | Maximum
Disclosure of detailed information about borrowings [line items]
Amount of undrawn facilities for general purposes	$ 1,400	$ 1,400